N-2	Jun. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001830921
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Aspiriant Risk-Managed Real Assets Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Effective June 9, 2023, the following paragraph is added to the discussion of “Principal Risk Factors”:

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private real estate. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. If the Fund qualifies as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal and state income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its net asset value in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s net asset value.

Shareholders should consult their own tax advisors regarding any appliable tax consequences that may result from holding the Fund.

Corporate Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private real estate. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. If the Fund qualifies as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal and state income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its net asset value in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s net asset value.

Shareholders should consult their own tax advisors regarding any appliable tax consequences that may result from holding the Fund.